Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000136800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	FGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 616,736,847
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,736,847 Number of Investments157 Portfolio Turnover16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.3%
Commercial Mortgage-Backed Securities	0.4%
Cash Equivalents	0.8%
Mortgage Core Fund	1.5%
Emerging Markets Core Fund	2.6%
Project and Trade Finance Core Fund	7.9%
Asset-Backed Securities	8.1%
Corporate Debt Securities	27.2%
U.S. Treasury Securities	50.5%

Material Fund Change [Text Block]
C000026765
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 616,736,847
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,736,847 Number of Investments157 Portfolio Turnover16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.3%
Commercial Mortgage-Backed Securities	0.4%
Cash Equivalents	0.8%
Mortgage Core Fund	1.5%
Emerging Markets Core Fund	2.6%
Project and Trade Finance Core Fund	7.9%
Asset-Backed Securities	8.1%
Corporate Debt Securities	27.2%
U.S. Treasury Securities	50.5%

Material Fund Change [Text Block]
C000136801
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	SRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 616,736,847
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,736,847 Number of Investments157 Portfolio Turnover16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.3%
Commercial Mortgage-Backed Securities	0.4%
Cash Equivalents	0.8%
Mortgage Core Fund	1.5%
Emerging Markets Core Fund	2.6%
Project and Trade Finance Core Fund	7.9%
Asset-Backed Securities	8.1%
Corporate Debt Securities	27.2%
U.S. Treasury Securities	50.5%

Material Fund Change [Text Block]
C000026764
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 616,736,847
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,736,847 Number of Investments157 Portfolio Turnover16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.3%
Commercial Mortgage-Backed Securities	0.4%
Cash Equivalents	0.8%
Mortgage Core Fund	1.5%
Emerging Markets Core Fund	2.6%
Project and Trade Finance Core Fund	7.9%
Asset-Backed Securities	8.1%
Corporate Debt Securities	27.2%
U.S. Treasury Securities	50.5%

Material Fund Change [Text Block]